Goodwill and Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Goodwill and Intangibles [Abstract]
Percentage by which fair value exceeds carrying amount, minimum (in hundredths)	15.00%
Percentage by which fair value exceeds carrying amount, more than this percentage, maximum (in hundredths)	180.00%
Goodwill [Roll Forward]
Net book value - September 1	$ 2,161	$ 2,017
Acquisitions	236	120
Other	13	24
Net book value - August 31	2,410	2,161	2,017
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	2,183	2,019
Accumulated amortization	(876)	(733)
Intangible assets, Net	1,307	1,286
Amortization expense for intangible assets	289	255	219
Estimated annual intangible assets amortization expense [Abstract]
2014	257
2015	225
2016	185
2017	144
2018	99
Purchased Prescription File [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	1,099	984
Accumulated amortization	(467)	(417)
Weighted-average amortization period (in years)	7 years	7 years
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	381	388
Accumulated amortization	(143)	(109)
Weighted-average amortization period (in years)	11 years	11 years
Purchasing and Payer Contract [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	347	334
Accumulated amortization	(147)	(119)
Weighted-average amortization period (in years)	13 years	13 years
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	153	120
Accumulated amortization	(67)	(53)
Weighted-average amortization period (in years)	6 years	6 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	199	189
Accumulated amortization	(49)	(32)
Weighted-average amortization period (in years)	12 years	12 years
Other Amortizable Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Intangible Assets	4	4
Accumulated amortization	$ (3)	$ (3)
Weighted-average amortization period (in years)	10 years	10 years